united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center
Plaza 10, Suite 800
Jersey City, NJ	07311
(Address of principal executive offices)	(Zip code)

John Swhear
Unified Fund Services, Inc.
2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Dreman Contrarian Funds

Semi-Annual Report

April 30, 2008

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Toll Free: (800) 247-1014

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.
2Companies consisting of market capitalizations similar to those included in the S&P 500 Index.
3Companies consisting of market capitalizations not included in the S&P 500 Index.

Under normal circumstances, the Dreman Contrarian Large Cap Value Fund (“Large Cap Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index. At April 30, 2008, the market capitalization of companies included in the S&P 500 Index ranged from $1.165 billion to $497.927 billion.

1As a percent of net assets.
2Companies consisting of market capitalizations ranging from $550 million to $20 billion.
3Companies consisting of market capitalizations less than $550 million or greater than $20 billion.

Under normal circumstances, the Dreman Contrarian Mid Cap Value Fund (“Mid Cap Fund”) will invest at least 80% of its net assets in equity securities of medium capitalization companies which the Advisor defines as companies with market capitalizations ranging from $550 million to $20 billion.

1As a percent of net assets.
2Companies consisting of market capitalizations included in the Russell 2000 Value Index.

Under normal circumstances, the Dreman Contrarian Small Cap Value Fund (“Small Cap Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000 Value Index. At April 30, 2008, the market capitalization of companies included in the Russell 2000 Value Index ranged from $10 million to $7.404 billion.

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Funds’ Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Contrarian Large Cap Value Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$881.18	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,018.39	$6.53

* Expenses are equal to the Large Cap Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Dreman Contrarian Mid Cap Value Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$903.44	$6.63
Hypothetical (5% return before expenses)	$1,000.00	$1,017.89	$7.03

* Expenses are equal to the Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Dreman Contrarian Small Cap Value Fund – Class R	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$938.22	$7.23
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52

* Expenses are equal to the Small Cap Fund’s, Class R shares annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Dreman Contrarian Small Cap Value Fund – Class I	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$937.78	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.62	$6.30

* Expenses are equal to the Small Cap Fund’s, Class I shares annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 97.38%	Shares	Value

Air Courier Services - 0.95%
FedEx Corp.	794	$ 76,121

Aircraft Engines & Engine Parts - 1.89%
United Techologies Corp.	2,100	152,187

Biological Products - 0.62%
Amgen, Inc. (a)	1,200	50,244

Cigarettes - 2.62%
Philip Morris International, Inc. (a)	4,131	210,805

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.39%
3M Co.	2,496	191,942

Crude Petroleum & Natural Gas - 16.39%
Anadarko Petroleum Corp.	4,900	326,144
Apache Corp.	2,625	353,535
Devon Energy Corp.	4,300	487,620
Occidental Petroleum Corp.	1,800	149,778
		1,317,077

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.03%
General Electric Co.	5,000	163,500

Electronic Connectors - 0.09%
Tyco International Ltd.	148	6,925

Federal & Federally - Sponsored Credit Agencies - 4.43%
Federal Home Loan Mortgage Corp. (Freddie Mac)	5,900	146,969
Federal National Mortgage Association (Fannie Mae)	7,400	209,420
		356,389

Finance Lessors - 0.79%
CIT Group, Inc.	5,800	63,162

Fire, Marine & Casualty Insurance - 1.71%
Chubb Corp.	2,600	137,722

Food and Kindred Products - 2.90%
Altria Group, Inc.	11,645	232,900

Hospital & Medical Service Plans - 5.28%
Aetna, Inc.	3,900	170,040
UnitedHealth Group, Inc.	7,800	254,514
		424,554

Industrial Inorganic Chemicals - 0.00%
Tronox, Inc. - Class B (b)	6	18

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 97.38% - continued	Shares	Value

Insurance Agents, Brokers & Service - 1.06%
Hartford Financial Services Group, Inc.	1,200	$ 85,524

Metal Mining - 0.30%
BHP Billiton Ltd. (c)	300	24,198

National Commercial Banks - 16.49%
Bank of America Corp.	9,102	341,689
Citigroup, Inc.	5,400	136,458
KeyCorp	7,800	188,214
PNC Financial Services Group, Inc.	3,200	221,920
U.S. Bancorp	4,200	142,338
Wachovia Corp.	10,100	294,415
		1,325,034

Petroleum Refining - 11.62%
Chevron Corp.	2,900	278,835
ConocoPhillips	7,600	654,740
		933,575

Pharmaceutical Preparations - 7.81%
Eli Lilly & Co.	1,700	81,838
Pfizer, Inc.	11,659	234,462
Wyeth	7,000	311,290
		627,590

Retail - Department Stores - 0.88%
Macy's, Inc.	2,800	70,812

Retail - Lumber & Other Building Materials - 2.32%
Lowe's Companies, Inc.	7,400	186,406

Retail - Miscellaneous Shopping Goods Store - 2.85%
Borders Group, Inc.	3,600	22,680
Staples, Inc.	9,500	206,150
		228,830

Savings Institution, Federally Chartered - 5.41%
Sovereign Bancorp, Inc.	4,552	34,003
Washington Mutual, Inc.	32,600	400,654
		434,657

Search, Detection, Navigation, Guidance, Aeronautical System - 0.92%
Northrop Grumman Corp.	1,000	73,570

Surgical & Medical Instruments & Apparatus - 0.02%
Covidien Ltd.	37	1,728

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 97.38% - continued	Shares	Value

Telephone Communications - 1.83%
Fairpoint Communications, Inc.	72	$ 660
Verizon Communications, Inc.	3,800	146,224
		146,884

Tobacco Products - 3.77%
British American Tobacco p.l.c. (c)	1,290	97,447
Imperial Tobacco Group p.l.c. (c)	850	81,591
UST, Inc.	2,377	123,770
		302,808

Wholesale - Electronic Parts & Equipment - 0.01%
Tyco Electronics, Ltd.	31	1,160

TOTAL COMMON STOCKS (Cost $7,617,319)		7,826,322

Money Market Securities - 2.58%
Huntington Money Market Fund, 1.38% (d)	207,503	207,503

TOTAL MONEY MARKET SECURITIES (Cost $207,503)		207,503

TOTAL INVESTMENTS (Cost $7,824,822) - 99.96%		$ 8,033,825

Cash and other assets less liabilities - 0.04%		3,248

TOTAL NET ASSETS - 100.00%		$ 8,037,073

(a) Non-income producing.
(b) Shares received from spinoff of Kerr-McGee Corp.
(c) American Depositary Receipt.
(d) Variable rate security; the money market rate shown represents the rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds Dreman Contrarian Large Cap Value Fund Schedule of Investments - continued April 30, 2008 (Unaudited)

	Number of	Underlying Face
	Long	Amount at	Unrealized
	Contracts	Market Value	Appreciation
Futures Contracts
S&P 500 E-Mini Futures Contracts, June 2008 (a)	2	$ 138,600	$ 5,260

(a) Each S&P 500 E-Mini Future contract is equal to $50 times the S&P Stock Index.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 95.54%	Shares	Value

Agriculture Chemicals - 1.90%
CF Industries Holdings, Inc.	300	$ 40,110

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 2.20%
Corn Products International, Inc.	1,000	46,380

Canned Fruits, Vegetables, Preserves Jams & Jellies - 1.77%
The J.M. Smucker Co.	750	37,410

Commercial Printing - 1.81%
R.R. Donnelley & Sons Co.	1,250	38,300

Computer Storage Devices - 1.83%
Seagate Technology	2,050	38,683

Crude Petroleum & Natural Gas - 7.61%
Chesapeake Energy Corp.	900	46,530
Cimarex Energy Co.	500	31,150
Newfield Exploration Co. (a)	650	39,494
Noble Energy, Inc.	500	43,500
		160,674

Dolls & Stuffed Toys - 2.35%
Mattel, Inc.	2,650	49,687

Drawing & Insulating of Nonferrous Wire - 2.38%
General Cable Corp. (a)	750	50,250

Electric & Other Services Combined - 3.88%
Ameren Corp.	750	34,020
Integrys Energy Group, Inc.	1,000	47,890
		81,910

Electric Lighting & Wiring Equipment - 3.40%
Cooper Industries Ltd. - Class A	850	36,031
Hubbell, Inc. - Class B	800	35,784
		71,815

Electric Services - 3.36%
Mirant Corp. (a)	19	781
PPL Corp.	850	40,817
Progress Energy, Inc.	700	29,393
		70,991

Federal & Federally-Sponsored Credit Agencies - 1.42%
Federal Home Loan Mortgage Corp. (Freddie Mac)	1,200	29,892

Finance Lessors - 0.49%
CIT Group, Inc.	950	10,346

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 95.54% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 4.56%
Arch Capital Group Ltd. (a)	300	$ 21,195
Cincinnati Financial Corp.	923	33,136
HCC Insurance Holdings, Inc.	1,700	41,956
		96,287

Gold and Silver Ores - 1.79%
Yamana Gold, Inc.	2,950	37,819

Guided Missiles & Space Vehicles & Parts - 2.08%
Alliant Techsystems, Inc. (a)	400	43,904

Heating Equipments, Except Electric & Warm Air, & Plumbing Fixtures - 1.60%
Fortune Brands, Inc.	500	33,810

Hospital & Medical Service Plans - 1.42%
CIGNA Corp.	700	29,897

Household Appliances - 0.69%
Whirlpool Corp	200	14,556

Laboratory Analytical Instruments - 1.13%
Beckman Coulter, Inc.	350	23,905

Life Insurance - 1.11%
Protective Life Corp.	550	23,441

Meat Packing Plants - 2.77%
Hormel Foods Corp.	900	35,469
Smithfield Foods, Inc. (a)	800	22,944
		58,413

Miscellaneous Fabricated Metal Products - 2.08%
Parker Hannifin Corp.	550	43,917

Miscellaneous Furniture & Fixtures - 2.08%
Hillenbrand Industries, Inc.	850	16,184
Kinetic Concepts, Inc. (a)	700	27,762
		43,946

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.25%
Eaton Corp.	300	26,352

Miscellaneous Metal Ores - 1.41%
Cameco Corp.	850	29,741

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 95.54% - continued	Shares	Value

National Commercial Banks - 3.78%
Comerica, Inc.	850	$ 29,520
KeyCorp	1,050	25,337
Marshall & Ilsley Corp.	999	24,955
		79,812

Oil & Gas Field Services - 1.58%
Superior Energy Services, Inc. (a)	750	33,285

Ophthalmic Goods - 1.57%
The Cooper Companies, Inc.	950	33,250

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.60%
PPG Industries, Inc.	550	33,753

Paper Mills - 0.87%
International Paper Co.	700	18,319

Petroleum Refining - 0.77%
Sunoco, Inc.	350	16,244

Pharmaceutical Preparations - 2.45%
Biovail Corp.	2,400	27,456
Mylan, Inc. (a)	1,850	24,365
		51,821

Radio & TV Broadcasting & Communications Equipment - 2.64%
L-3 Communications Holdings, Inc.	500	55,725

Retail - Apparel & Accessory Stores - 1.83%
The Men's Wearhouse, Inc.	1,450	38,613

Retail - Building Materials, Hardware, Garden Supply - 1.83%
The Sherwin-Williams Co.	700	38,724

Retail - Family Clothing Stores - 0.99%
The TJX Companies, Inc.	650	20,943

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.37%
DRS Technologies, Inc.	800	49,952

Services - Electric - 2.22%
Edison International	900	46,953

Services - Prepackaged Software - 2.01%
Check Point Software Technologies Ltd. (a)	1,800	42,516

Surgical & Medical Instruments & Apparatus - 1.01%
Hill-Rom Holdings, Inc.	850	21,361

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 95.54% - continued	Shares	Value

Telephone Communications (No Radiotelephone) - 1.69%
Windstream Corp.	3,050	$ 35,807

Television Broadcasting Stations - 0.98%
CBS Corp. - Class B	900	20,763

Tobacco - 0.62%
Loews Corp. - Carolina Group	200	13,134

Water Transportation - 0.91%
Royal Caribbean Cruises Ltd.	600	19,140

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 3.49%
Anixter International, Inc. (a)	400	22,788
Arrow Electronics, Inc. (a)	1,050	28,571
WESCO International, Inc. (a)	600	22,326
		73,685

Wholesale - Groceries & Related Products - 1.96%
SUPERVALU, Inc.	1,250	41,375

TOTAL COMMON STOCKS (Cost $2,165,647)		2,017,611

Real Estate Investment Trusts - 2.98%
Hospitality Properties Trust	600	19,278
Ventas, Inc.	900	43,704

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $54,592)		62,982

Escrow Rights - 0.00%
Southern Energy Escrow Rights (b)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

Money Market Securities - 1.20%
Huntington Money Market Fund, 1.38% (c)	25,309	25,309

TOTAL MONEY MARKET SECURITIES (Cost $25,309)		25,309

TOTAL INVESTMENTS (Cost $2,245,548) - 99.72%		$ 2,105,902

Other assets less liabilities - 0.28%		5,940

TOTAL NET ASSETS - 100.00%		$ 2,111,842

(a) Non-income producing.

(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.

(c) Variable rate security; the money market rate shown represents the rate at April 30, 2008

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 93.91%	Shares	Value

Accident & Health Insurance - 0.89%
StanCorp Financial Group, Inc.	11,800	$ 604,632

Air Courier Services - 0.29%
ABX Holdings, Inc. (a)	73,850	197,918

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 2.25%
Del Monte Foods Co.	78,650	709,423
The J.M. Smucker Co.	16,450	820,526
		1,529,949

Cigarettes - 1.27%
Vector Group Ltd.	50,385	868,134

Computer Storage Devices - 1.35%
STEC, Inc. (a)	99,900	917,082

Crude Petroleum & Natural Gas - 4.48%
Parallel Petroleum Corp. (a)	31,200	661,128
Petrohawk Energy Corp. (a)	33,200	784,848
PetroQuest Energy, Inc. (a)	34,050	707,559
St. Mary Land & Exploration Co.	20,550	898,446
		3,051,981

Deep Sea Foreign Transportation of Freight - 1.15%
Hornbeck Offshore Services, Inc. (a)	15,754	785,652

Drawing & Insulating of Nonferrous Wire - 0.89%
General Cable Corp. (a)	9,000	603,000

Drilling Oil & Gas Wells - 3.12%
Atwood Oceanics, Inc. (a)	6,400	644,416
Hercules Offshore, Inc. (a)	30,400	801,344
Key Energy Services, Inc. (a)	49,600	679,520
		2,125,280

Electric & Other Services Combined - 2.25%
ALLETE, Inc.	17,950	749,771
Integrys Energy Group, Inc.	16,300	780,607
		1,530,378

Electric Housewares & Fans - 0.83%
Helen of Troy Ltd. (a)	33,600	568,176

Electric Services - 1.27%
IDACORP, Inc.	26,600	862,904

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.91% - continued	Shares	Value

Electrical Work - 0.49%
EMCOR Group, Inc. (a)	13,200	$ 330,792

Electromedical & Electrotherapeutic - 0.51%
Syneron Medical Ltd. (a)	22,800	344,736

Fire, Marine & Casualty Insurance - 5.89%
Argo Group International Holdings, Ltd. (a)	16,668	597,048
Endurance Specialty Holdings, Ltd.	17,850	662,771
Hanover Insurance Group, Inc.	18,750	841,500
Platinum Underwriters Holdings, Ltd.	16,900	606,203
Safety Insurance Group, Inc.	21,400	768,260
United Fire & Casualty Co.	16,300	537,085
		4,012,867

Gas & Other Services Combined - 1.26%
Vectren Corp.	30,400	859,712

Gold and Silver Ores - 2.36%
IAMGOLD Corp.	70,200	419,796
Pan American Silver Corp. (a)	35,350	1,184,225
		1,604,021

Grain Mill Products - 1.33%
Ralcorp Holdings, Inc. (a)	14,850	906,444

Hospital & Medical Service Plans - 1.04%
Healthspring, Inc. (a)	41,900	705,596

Industrial Instruments For Measurement, Display, and Control - 1.14%
MKS Instruments, Inc. (a)	33,900	774,615

Insurance Agents Brokers & Services - 0.82%
Hilb Rogal & Hobbs Co.	19,200	555,456

Life Insurance - 1.22%
IPC Holdings Ltd.	28,450	828,179

Machine Tools, Metal Cutting Types - 1.27%
Kennametal, Inc.	24,950	867,511

Manifold Business Forms - 0.85%
Ennis, Inc.	34,100	577,654

Miscellaneous Business Credit Institution - 0.82%
Financial Federal Corp.	23,850	556,898

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.91% - continued	Shares	Value

Miscellaneous Chemical Products - 1.16%
Hercules, Inc.	42,150	$ 792,420

Miscellaneous Fabricated Metal Products - 1.66%
Barnes Group, Inc.	31,550	822,824
Mueller Water Products, Inc. - Class A	38,550	310,328
		1,133,152

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.34%
Curtiss-Wright Corp.	19,250	914,182

Motor Vehicle Parts & Accessories - 1.01%
Tenneco, Inc.	26,800	685,544

Motors & Generators - 1.07%
Regal-Beloit Corp.	19,650	728,819

National Commercial Banks - 2.12%
City Holding Co.	15,850	659,043
FirstMerit Corp.	38,300	785,916
		1,444,959

Oil & Gas Field Services - 1.09%
Superior Energy Services, Inc. (a)	16,800	745,584

Ophthalmic Goods - 0.90%
The Cooper Companies, Inc.	17,600	616,000

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 1.31%
Blount International, Inc. (a)	71,900	889,403

Pharmaceutical Preparations - 0.97%
Sciele Pharma, Inc. (a)	34,300	660,961

Plastics Products - 0.43%
Myers Industries, Inc.	23,350	293,743

Poultry Slaughtering and Processing - 1.76%
Pilgrim's Pride Corp.	16,000	386,720
Sanderson Farms, Inc.	19,550	814,648
		1,201,368

Primary Production of Aluminum - 1.82%
Century Aluminum Co. (a)	17,900	1,240,291

Printed Circuit Boards - 1.02%
Park Electrochemical Corp.	25,567	692,866

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.91% - continued	Shares	Value
.
Radio & TV Broadcasting & Communications Equipment - 1.67%
Arris Group, Inc. (a)	33,150	$ 268,515
CommScope, Inc. (a)	18,250	867,787
		1,136,302

Retail - Apparel & Accessory Stores - 2.28%
Hanesbrands, Inc. (a)	31,850	1,115,387
The Men's Wearhouse, Inc.	16,450	438,064
		1,553,451

Retail - Auto Dealers & Gasoline Stations - 1.27%
Penske Automotive Group, Inc.	41,250	863,362

Retail - Eating Places - 0.22%
Ruby Tuesday, Inc.	17,792	151,410

Retail - Grocery Stores - 2.64%
Ruddick Corp.	29,300	1,133,910
Weis Markets, Inc.	21,700	666,407
		1,800,317

Rolling, Drawing, & Extruding of Nonferrous Metals - 0.41%
RTI International Metals, Inc. (a)	6,800	280,092

Savings Institution, Federally Chartered - 1.04%
MB Financial, Inc.	24,750	710,325

Savings Institution, Not Federally Chartered - 0.28%
Sterling Financial Corp.	15,700	191,697

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.51%
DRS Technologies, Inc.	16,450	1,027,138

Secondary Smelting & Refining of Nonferrous Metals - 1.33%
OM Group, Inc. (a)	16,500	903,540

Security Brokers, Dealers & Flotation Companies - 1.91%
Waddell & Reed Financial, Inc. - Class A	38,350	1,298,531

Services - Computer Integrated Systems - 1.13%
Jack Henry & Associates, Inc.	29,200	767,376

Services - Engineering Services - 0.90%
URS Corp.	15,200	613,168

Services - Equipment Rental & Leasing - 0.79%
Aaron Rents, Inc.	21,750	541,575

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.91% - continued	Shares	Value

Services - General Medical & Surgical Hospitals - 0.94%
LifePoint Hospitals, Inc. (a)	21,195	$ 638,393

Services - Help Supply Services - 0.61%
Kelly Services, Inc. - Class A	18,550	412,738

Services - Home Health Care Services - 2.76%
Amedisys, Inc. (a)	26,650	1,380,470
Apria Healthcare Group, Inc. (a)	28,300	498,646
		1,879,116

Services - Motion Picture & Video Tape Production - 1.14%
DreamWorks Animation SKG, Inc.	27,900	780,084

Services - Offices & Clinics of Doctors of Medicine - 1.37%
AmSurg Corp. (a)	36,500	932,210

Services - Personal Services - 0.82%
Regis Corp.	19,100	557,720

Services - Prepackaged Software - 1.21%
Sybase, Inc. (a)	27,900	820,818

Services - Racing, Including Track Operation - 1.03%
International Speedway Corp.	16,500	699,930

Silver Ores - 0.98%
Walter Industries, Inc.	9,600	665,856

State Commercial Banks - 1.83%
Boston Private Financial Holdings, Inc.	29,100	270,630
Columbia Banking System, Inc.	26,600	720,328
UCBH Holdings, Inc.	35,450	258,076
		1,249,034

Telephone Communications (No Radiotelephone) - 2.09%
Alaska Communications Systems Group, Inc.	58,000	648,440
Iowa Telecommunications Services, Inc.	44,900	777,668
		1,426,108

Transportation Services - 1.10%
GATX Corp.	17,050	750,200

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.20%
Anixter International, Inc. (a)	14,350	817,519

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 93.91% - continued	Shares	Value

Wholesale - Farm Product Raw Materials - 1.37%
Universal Corp.	14,500	$ 930,755

Wholesale - Groceries & Related Products - 1.08%
Nash Finch Co.	20,150	737,087

Wholesale - Metals & Minerals (No Petroleum) - 0.30%
Uranium Resources, Inc. (a)	34,104	203,260

TOTAL COMMON STOCKS (Cost $64,700,111)		63,947,971

Real Estate Investment Trusts - 0.54%
Ashford Hospitality Trust	43,700	253,023
Gramercy Capital Corp.	5,898	112,062

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $703,732)		365,085

Money Market Securities - 5.55%
Huntington Money Market Fund, 1.38% (b)	3,781,757	3,781,757

TOTAL MONEY MARKET SECURITIES (Cost $3,781,757)		3,781,757

TOTAL INVESTMENTS (Cost $69,185,600) - 100.00%		$ 68,094,813

Liabilities in excess of other assets - 0.00%		(3,105)

TOTAL NET ASSETS - 100.00%		$ 68,091,708

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Assets and Liabilities
April 30, 2008
(Unaudited)
	Dreman	Dreman	Dreman
	Contrarian	Contrarian	Contrarian
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Assets:
Investments in securities
At cost	$ 7,824,822	$ 2,245,548	$ 69,185,600
At value	$ 8,033,825	$ 2,105,902	$ 68,094,813

Cash held at broker	7,200	-	-
Receivable for investments sold	47,706	6,588	320,027
Receivable for fund shares sold	100	-	40,615
Interest receivable	292	101	5,841
Dividends receivable	8,024	1,630	27,921
Receivable due from advisor (a)	10,287	25,823	-
Prepaid expenses	8,240	2,276	20,733
Total assets	8,115,674	2,142,320	68,509,950

Liabilities:
Payable to advisor (a)	-	-	170,218
Payable for investments purchased	49,790	-	-
Payable for fund shares purchased	-	-	212,851
Payable for net variation margin on futures contracts	530	-	-
Payable to administrator, fund accountant and transfer agent	12,821	13,464	19,578
Payable to custodian	2,170	2,468	533
Accrued trustee expenses	1,212	1,212	1,181
Other accrued expenses	12,078	13,334	13,881
Total liabilities	78,601	30,478	418,242

Net Assets:	$ 8,037,073	$ 2,111,842	$ 68,091,708

Net Assets consist of:
Paid in capital	$ 7,441,735	$ 2,222,718	$ 66,831,543
Accumulated undistributed net investment income (loss)	47,335	2,688	(17,053)
Accumulated undistributed net realized gain (loss) on investments	333,740	26,082	2,368,005
Net unrealized appreciation (depreciation) on investments	209,003	(139,646)	(1,090,787)
Net unrealized appreciation on futures contracts	5,260	-	-

Net Assets:	$ 8,037,073	$ 2,111,842	$ 68,091,708

Class R:

Net Assets	$ 8,037,073	$ 2,111,842	$ 64,717,570

Shares outstanding (unlimited number of shares authorized)	682,169	190,279	3,669,468

Net asset value and offering price per share	$ 11.78	$ 11.10	$ 17.64

Redemption Price per share (NAV * 0.99) (b)	$ 11.66	$ 10.99	$ 17.46

Class I: (c)

Net Assets	N/A	N/A	$ 3,374,138

Shares outstanding (unlimited number of shares authorized)	N/A	N/A	191,015

Net asset value and offering price per share	N/A	N/A	17.66

(a) See Note 3 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than one year.
(c) See Note 1 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Operations
For the six months ended April 30, 2008
(Unaudited)	Dreman	Dreman	Dreman
	Contrarian	Contrarian	Contrarian
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Investment Income
Dividend income (Net of withholding tax of $179, $283, and $599, respectively)	$ 113,373	$ 24,670	$ 358,446
Interest income	4,959	1,891	56,108
Total Income	118,332	26,561	414,554

Expenses
Investment advisor fee (a)	30,647	9,844	243,926
12b-1 expense	10,207	2,892	61,775
Administration expenses	15,208	15,208	24,932
Fund accounting expenses	9,972	9,972	14,211
Transfer agent expenses	8,623	8,532	16,305
Registration expenses	6,982	499	8,478
Legal expenses	5,984	5,984	7,480
Trustee expenses	5,794	5,793	5,493
Auditing expenses	5,486	5,486	5,486
Custodian expenses	3,591	4,488	8,484
Pricing expenses	2,453	3,709	3,769
CCO expenses	2,393	2,393	2,393
Insurance expenses	1,698	1,698	1,012
Miscellaneous expenses	373	298	450
Printing expenses	49	49	3,989
Recouped expenses (a)	-	-	37,421
Total Expenses	109,460	76,845	445,604
Expenses waived and reimbursed by advisor (a)	(46,129)	(57,740)	(758)
12b-1 fees waived by advisor (a)	(10,207)	(2,892)	(61,775)
Net operating expenses	53,124	16,213	383,071
Net Investment Income	65,208	10,348	31,483

Realized & Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	436,349	28,078	269,068
Net realized loss on future contracts	(43,773)	-	-
Change in unrealized appreciation (depreciation) on
investment securities	(1,553,341)	(293,086)	(2,284,074)
Change in unrealized appreciation (depreciation) on
future contracts	(3,850)	-	-
Net realized and unrealized gain on investment securities	(1,164,615)	(265,008)	(2,015,006)
Net increase in net assets resulting from operations	$ (1,099,407)	$ (254,660)	$ (1,983,523)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Contrarian
	Large Cap
	Value Fund

	Six months
	ended	Year ended
Increase (Decrease) in Net Assets due to:	April 30, 2008 (Unaudited)	October 31, 2007

Operations:
Net investment income	$ 65,208	$ 142,557
Net realized gain on investment securities and futures	392,576	404,558
Change in unrealized appreciation (depreciation) on
investment securities and futures contracts	(1,557,191)	292,363
Net increase (decrease) in net assets resulting from operations	(1,099,407)	839,478

Distributions:
From net investment income	(148,148)	(109,340)
From net realized gain	(433,854)	(438,790)
Total distributions	(582,002)	(548,130)

Capital Share Transactions:
Proceeds from shares sold	226,658	1,338,714
Reinvestment of distributions	582,002	548,130
Amount paid for shares repurchased	(471,545)	(1,299,116)
Net increase in net assets resulting
from share transactions	337,115	587,728
Total Increase (Decrease) in Net Assets	(1,344,294)	879,076

Net Assets:
Beginning of period	9,381,367	8,502,291

End of period	$ 8,037,073	$9,381,367

Accumulated undistributed net
investment income included
in net assets at end of period	$47,335	$130,275

Capital Share Transactions:
Shares sold	19,390	95,243
Shares issued in reinvestment of distributions	46,935	40,068
Shares repurchased	(38,452)	(92,784)

Net increase from capital share transactions	27,873	42,527

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Contrarian
	Mid Cap
	Value Fund

	Six months
	ended	Year ended
Increase (Decrease) in Net Assets due to:	(April 30, 2008 Unaudited)	October 31, 2007

Operations:
Net investment income	$ 10,348	$ 10,513
Net realized gain on investment securities	28,078	291,416
Change in unrealized appreciation (depreciation)	(293,086)	(10,217)
Net increase (decrease) in net assets resulting from operations	(254,660)	291,712

Distributions:
From net investment income	(15,395)	(7,960)
From net realized gain	(291,958)	(106,734)
Total distributions	(307,353)	(114,694)

Capital Share Transactions:
Proceeds from shares sold	222,859	1,179,574
Reinvestment of distributions	305,331	101,290
Amount paid for shares repurchased	(459,818)	(584,293)
Net increase in net assets resulting
from share transactions	68,372	696,571
Total Increase (Decrease) in Net Assets	(493,641)	873,589

Net Assets:
Beginning of period	2,605,483	1,731,894

End of period	$ 2,111,842	$ 2,605,483

Accumulated undistributed net
investment income included
in net assets at end of period	$ 2,688	$ 7,736

Capital Share Transactions:
Shares sold	17,237	86,796
Shares issued in reinvestment of distributions	26,435	7,969
Shares repurchased	(39,132)	(42,507)

Net increase from capital share transactions	4,540	52,258

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Contrarian
	Small Cap
	Value Fund

	Six months ended
	April 30, 2008	Year ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2007
Operations:
Net investment income	$ 31,483	$ 60,237
Net realized gain on investment securities	269,068	2,579,088
Change in unrealized appreciation (depreciation)	(2,284,074)	207,923
Net increase (decrease) in net assets resulting from operations	(1,983,523)	2,847,248

Distributions:
From net investment income, Class R	(68,809)	(44,426)
From net investment income, Class I	(1,942)	-
Total distributions	(70,751)	(44,426)

Capital Share Transactions - Class R:
Proceeds from shares sold	34,759,113	35,907,827
Reinvestment of distributions	67,709	43,595
Amount paid for shares repurchased	(9,419,040)	(11,675,065)
Net increase in net assets resulting
from share transactions	25,407,782	24,276,357

Capital Share Transactions - Class I:
Proceeds from shares sold	3,166,020	798,378
Reinvestment of distributions	1,942
Amount paid for shares repurchased	(559,670)	(31,890)
Net increase in net assets resulting
from share transactions	2,608,292	766,488

Total Increase in Net Assets	25,961,800	27,845,667

Net Assets:
Beginning of period	42,129,908	14,284,241

End of period	$ 68,091,708	$ 42,129,908

Accumulated undistributed net
investment income (loss) included
in net assets at end of period	$ (17,053)	$ 22,216

Capital Share Transactions - Class R:
Shares sold	2,012,610	1,984,653
Shares issued in reinvestment of distributions	3,799	2,439
Shares repurchased	(543,953)	(638,708)

Net increase from capital share transactions	1,472,456	1,348,384

Capital Share Transactions - Class I:
Shares sold	182,954	41,831
Shares issued in reinvestment of distributions	109	-
Shares repurchased	(32,133)	(1,746)

Net increase from capital share transactions	150,930	40,085

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian
	Large Cap Value Fund

	Six months ended
	April 30, 2008		Year ended		Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2007		October 31, 2006		October 31, 2005		October 31, 2004(a)

Selected Per Share Data
Net asset value, beginning of period	$ 14.34		$ 13.90		$ 12.35		$ 11.03		$ 10.00
Income from investment operations
Net investment income (loss)	0.10		0.22		0.17		0.16		0.15
Net realized and unrealized gain (loss)	(1.76)		1.09		1.87		1.39		0.88
Total from investment operations	(1.66)		1.31		2.04		1.55		1.03
Less distributions to Shareholders:
From net investment income	(0.23)		(0.18)		(0.17)		(0.15)		-
From net realized gain	(0.67)		(0.70)		(0.32)		(0.08)		-
Total distributions	(0.90)		(0.88)		(0.49)		(0.23)		-

Paid in capital from redemption fees (b)	-		0.01		-		-		-

Net asset value, end of period	$ 11.78		$ 14.34		$ 13.90		$ 12.35		$ 11.03

Total Return (c)	-11.88%	(d)	17.02%		17.02%		14.10%		10.30%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 8,037		$ 8,502		$ 8,502		$ 6,227		$ 5,181
Ratio of expenses to average net assets	1.30%	(e) (f)	1.30%	(f)	1.30%	(f)	1.30%	(f)	1.55%(e)
Ratio of expenses to average net assets
before waiver & reimbursement	2.68%	(e)	2.73%		2.73%		2.43%		3.12%(e)
Ratio of net investment income to
average net assets	1.60%	(e) (f)	1.41%	(f)	1.41%	(f)	1.35%	(f)	1.38%(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	0.22%	(e)	(0.02)%		(0.02)%		0.22%		(0.19)% (e)
Portfolio turnover rate	12.73%		20.38%		20.38%		13.07%		13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian
	Mid Cap Value Fund

	Six months ended
	April 30, 2008		Year ended		Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2007		October 31, 2006		October 31, 2005		October 31, 2004(a)

Selected Per Share Data
Net asset value, beginning of period	$ 14.03		$ 12.97		$ 12.66		$ 10.68		$ 10.00
Income from investment operations
Net investment income	0.05		0.06		0.07		0.01		0.01
Net realized and unrealized gain (loss)	(1.35)		1.84		2.05		2.16		0.67
Total from investment operations	(1.30)		1.90		2.12		2.17		0.68
Less distributions to Shareholders:
From net investment income	(0.08)		(0.06)		(0.03)		(0.01)		-
From net realized gain	(1.56)		(0.79)		(1.78)		(0.18)		-
Total distributions	(1.64)		(0.85)		(1.81)		(0.19)		-

Paid in capital from redemption fees (b)	0.01		0.01		-		-		-

Net asset value, end of period	$ 11.10		$ 14.03		$ 12.97		$ 12.66		$ 10.68

Total Return (c)	-9.66%	(d)	18.59%		18.59%		20.52%		6.80%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,112		$ 1,732		$ 1,732		$ 1,118		$ 801
Ratio of expenses to average net assets	1.40%	(e) (f)	1.40%	(f)	1.40%	(f)	1.40%	(f)	1.65%(e)
Ratio of expenses to average net assets
before waiver & reimbursement	6.64%	(e)	9.37%		9.37%		11.46%		11.80%(e)
Ratio of net investment income to
average net assets	0.89%	(e) (f)	0.57%	(f)	0.57%	(f)	0.06%	(f)	0.16%(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	(4.35)%	(e)	(7.40)%		(7.40)%		(10.00)%		(9.99)% (e)
Portfolio turnover rate	28.35%		52.48%		52.48%		132.04%		125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Small Cap Value Fund
	Class R

	Six months ended
	April 30, 2008		Year ended		Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2007		October 31, 2006		October 31, 2005		October 31, 2004(a)

Selected Per Share Data
Net asset value, beginning of period	$ 18.83		$ 16.83		$ 12.98		$ 11.48		$ 10.00
Income from investment operations
Net investment income (loss)	0.01		0.02		0.05		0.04		(0.03)
Net realized and unrealized gain	(1.18)		1.99		3.85		1.69		1.51
Total from investment operations	(1.17)		2.01		3.90		1.73		1.48
Less distributions to Shareholders:
From net investment income	(0.03)		(0.04)		(0.06)		(0.02)		-
From net realized gain	-		-		-		(0.21)		-
Total distributions	(0.03)		(0.04)		(0.06)		(0.23)		-

Paid in capital from redemption fees	0.01		0.03		0.01		-	(b)	- (b)

Net asset value, end of period	$ 17.64		$ 18.83		$ 16.83		$ 12.98		$ 11.48

Total Return (c)	-6.18%	(d)	12.16%		30.20%		15.10%		14.80% d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 64,718		$ 41,374		$ 14,284		$ 3,366		$ 861
Ratio of expenses to average net assets	1.30%	(e) (f)	1.50%	(f)	1.50%	(f)	1.50%	(f)	1.75%(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.30%	(e)	1.77%		3.49%		7.40%		12.19%(e)
Ratio of net investment income to
average net assets	0.12%	(e) (f)	0.18%	(f)	0.28%	(f)	0.45%	(f)	(0.32)% (e)
Ratio of net investment income to average
net assets before waiver & reimbursement	0.12%	(e)	(0.09)%		(1.71)%		(5.45)%		(10.75)% (e)

Portfolio turnover rate	15.70%		83.39%		77.43%		84.72%		72.10%
(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights

(For a share outstanding throughout each period)

	Dreman Contrarian Small Cap Value Fund
	Class I

	Six months ended
	April 30, 2008	Period ended
	(Unaudited)	October 31, 2007 (a)

Selected Per Share Data
Net asset value, beginning of period	$ 18.86	$ 18.24
Income from investment operations
Net investment income (loss)	0.03	-(b)
Net realized and unrealized gain	(1.20)	0.62
Total from investment operations	(1.17)	0.62
Less distributions to shareholders
From net investment income	(0.03)	-
Total distributions	(0.03)	-

Net asset value, end of period	$ 17.66	$ 18.86

Total Return (c) (d)	-6.22%	3.40%

Ratios and Supplemental Data
Net assets, end of period (000)	3,374	756
Ratio of expenses to average net assets (e)	1.25%	1.25%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	1.33%	1.70%
Ratio of net investment income to
average net assets (e)	0.29%	(0.36)%
Ratio of net investment income to average
net assets before waiver & reimbursement (e)	0.21%	(0.81)%
Portfolio turnover rate	15.70%	83.39%(d)

(a) For the period August 22, 2007 (commencement of operations) to October 31, 2007.
(b) Net investment (loss) resulted in less than $0.005 per share in the period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2008

(Unaudited)

NOTE 1.	ORGANIZATION

Dreman Contrarian Large Cap Value Fund (“Large Cap Value Fund”), Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”), and Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Dreman Contrarian Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on July 31, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.” The Funds were previously organized as diversified series of Unified Series Trust. On January 22, 2008, each Predecessor Fund was reorganized as a new portfolio of the Trust. The investment objective of the Large Cap Value Fund is total return. The investment objective of each of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation. The investment adviser to each Fund is Dreman Value Management, LLC (the “Advisor”). The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the futures a Fund invests in do not have market quotations readily available.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Futures Contracts - The Funds may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Accounting for Uncertainty in Income Taxes – The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on November 1, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the period ended April 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008 the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages the Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2008, the Advisor earned fees, before the waiver described below, of $30,647, $9,844, and $243,926 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of other mutual funds in which the Funds may invest) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, through October 31, 2009. Excluding the voluntary reimbursement by the Advisor of each Fund’s 12b-1 expenses described below, for the six months ended April 30, 2008, the Advisor waived management fees and reimbursed expenses of $46,129, $57,740, and $758 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. As of April 30, 2008, the Advisor owed $10,287, and $25,823 to the Large Cap Value Fund and Mid Cap Value Fund, respectively. As of April 30, 2008, the Advisor was owed $170,218 by the Small Cap Value Fund.

The Advisor is entitled to recoup from each Fund amounts waived for a period up to three years from the date such amounts were waived, provided the applicable Fund’s expenses, including such amounts, do not exceed the stated expense limitations. At October 31, 2007, the amounts subject to recoupment are as follows:

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

For the six months ended April 30, 2008, the Small Cap Value Fund, Class R shares repaid $37,421 to the Advisor. For the six months ended April 30, 2008, $46,129, $57,740, and $758 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, Class I shares, respectively, may be subject to potential repayment by the Funds to the Advisor through October 31, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. For the six months ended April 30, 2008, Unified received fees of $15,208, $15,208, and $24,932 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. As of April 30, 2008, Unified was owed $7,541, $7,541 and $10,652 by the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, for administrative services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the six months ended April 30, 2008, Unified received transfer agent fees of $7,486, $7,486 and $12,715 for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively and $1,137, $1,046 and $3,590 reimbursement of out-of-pocket expenses from the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Fund, respectively. As of April 30, 2008, Unified was owed $310, $953 and $2,398 by the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, for transfer agent services and reimbursement of out-of-pocket expenses. For the six months ended April 30, 2008, Unified received fees of $9,972, $9,972 and $14,211 for fund accounting services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. As of April 30, 2008, Unified was owed $4,970, $4,970 and $6,528 by the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, for fund accounting services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”). For the six months ended April 30, 2008, the Custodian earned fees of $3,591, $4,488, and $8,484 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively. As of April 30, 2008, the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund owed $2,170, $2,468, and $533 respectively, to the Custodian for custody services.

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Funds to the Distributor during the six months ended April 30, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the six months ended April 30, 2008, the Advisor was entitled to fees of $10,207, $2,892, and $61,775 for services provided to the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2008, the net unrealized appreciation (depreciation) of investments, excluding futures contracts, for tax purposes was as follows:

At April 30, 2008, the aggregate cost of securities, excluding futures contracts for federal income tax purposes were $7,824,822, $2,245,548, and $69,185,600 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2008, the following owned the Funds:

David N. Dreman owned 74.67%, 37.66%, and 1.40% of the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, Class R shares, respectively. National Financial Services, Co., for the benefit of others, owned 30.70% and 39.37% of the Mid Cap Value Fund and the Small Cap Value Fund, Class R shares, respectively. Charles Schwab & Co., for the benefit of others, owned 37.12% of the Small Cap Value Fund, Class R shares. Minnesota Life Insurance Company, for the benefit of others, owned 85.75% of the Small Cap Value Fund, Class I shares.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 6.	RELATED PARTY TRANSACTIONS - continued

David N. Dreman is President of the Advisor. David N. Dreman, Contrarian Services Corp. and the Dreman Capital Management Profit Sharing Plan are all related parties to the Advisor. As a result of the beneficial ownership described above, David N. Dreman may be deemed to control the Large Cap Value Fund and the Mid Cap Value Fund. National Financial Services Co. may be deemed to control the Mid Cap Value Fund and Small Cap Value Fund, Class R shares. Charles Schwab may be deemed to control the Small Cap Value Fund, Class R shares and Minnesota Life Insurance Company may be deemed to control the Small Cap Value Fund, Class I shares.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

Large Cap Value Fund. On December 27, 2006 the Large Cap Value Fund paid an income distribution of $0.1757 per share, a long-term capital gain distribution of $0.5967 per share and a short-term capital gain distribution of $0.1084 per share to shareholders of record on December 26, 2006.

The tax character of distributions paid during the fiscal years ended October 31, 2007 and 2006 was as follows:

On December 18, 2007 the Large Cap Value Fund paid an income distribution of $0.2294 per share or $148,148 and short-term and long-term capital gains totaling $0.6718 per share or $433,854 to shareholders of record on December 17, 2007.

Mid Cap Value Fund. On December 27, 2006 the Mid Cap Value Fund paid an income distribution of $0.0587 per share, a long-term capital gain distribution of $0.4157 per share and a short-term capital gain distribution of $0.3714 per share to shareholders of record on December 26, 2006.

The tax character of distributions paid during the fiscal years ended October 31, 2007 and 2006 was as follows:

On December 18, 2007 the Mid Cap Value Fund paid an income distribution of $0.0821 per share or $15,395 and short-term and long-term capital gains totaling $1.557 per share or $291,958 to shareholders of record on December 17, 2007.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

Small Cap Value Fund. On December 27, 2006 the Small Cap Value Fund paid an income distribution of $0.0447 per share to shareholders of record on December 26, 2006.

The tax character of distributions paid during the fiscal years ended October 31, 2007 and 2006 was as follows:

On December 18, 2007 the Small Cap Value Fund paid an income distribution of $0.0268 per share or $70,751 to shareholders of record on December 17, 2007.

As of October 31, 2007, the Funds’ most recent fiscal year-end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the Mid Cap Value Fund. The difference between book basis and tax basis capital loss carryforwards for the Small Cap Value Fund is attributable to the loss carryforwards available to the Corbin Fund prior to the acquisition and the tax deferral of losses on wash sales.

NOTE 8.	CAPITAL LOSS CARRYFORWARD

At October 31, 2007, the Small Cap Value Fund had available for federal tax purposes an unused capital loss carryforward of $836,223 expiring in 2013, which is available for offset against future taxable net capital gains.

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

APPROVAL OF MANAGEMENT AGREEMENT

(UNAUDITED)

The Board of Trustees of the Trust approved a new management agreement (the “Agreement”) with the Advisor, on behalf of the Funds, on August 15, 2007. In doing so, the Board considered information provided by the Advisor and considered reasonably necessary by the Board to reach its conclusion. The Board carefully considered this information and was advised by legal counsel to the Funds and legal counsel to the Trustees who are not interested persons of the Trust or interested parties to the Agreement (the “Independent Trustees”). The Board reviewed numerous factors with respect to the Funds. In considering whether the compensation to be paid under the Agreement was fair and reasonable, the Board reviewed, among other things, the following factors:

•	The services to be provided under the Agreement;
•	The requirements of the Funds for the services to be provided by the Advisor;
•	The quality of services that had been provided by the Advisor to the Funds’ predecessors prior to the reorganizations;
•	The fees paid by similar funds for similar services;
•	The Advisor’s commitment to operating the Funds at competitive expense levels;
•	The capabilities and financial condition of the Advisor;
•	Current economic and industry trends; and
•	The historical relationship between the Funds and the Advisor.

The Board considered the fact that the Advisor had contractually agreed to waive its fees and reimburse expenses, excluding certain specified items, in order to maintain expenses at certain competitive levels.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds, would be consistent with the best interest of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of the Funds, on the basis of the forgoing review and discussions and the following considerations, among others:

•

The fairness and reasonableness of the investment advisory fee payable to the Advisor under the Agreement in light of the investment advisory services to be provided, the costs of these services and the comparability of the fees to be paid to the fees paid by other investment companies;

•

The nature, quality and extent of the investment advisory services to or be provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Funds’ predecessors;

•	The Advisor's entrepreneurial commitment to the management of the Funds;

•	The Advisor's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Advisor.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission's website at www.sec.gov.

TRUSTEES

Brian R. Bruce

Robert B. Grossman

Robert A. Miller

OFFICERS

David N. Dreman

John C. Swhear, Acting Chief Executive Officer

William Murphy, Treasurer

Clifton Hoover, Jr., Secretary

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Dreman Quantitative Funds

Semi-Annual Report

April 30, 2008

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Toll Free: (800) 247-1014

FUND HOLDINGS– (Unaudited)

1As a percent of net assets

2Companies consisting of market capitalizations similar to those listed in the S&P 500 Index.

Under normal circumstances, the Dreman Quantitative Large Cap Value Fund (“Large Cap Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index. At April 30, 2008, the market capitalization of companies included in the S&P 500 Index ranged from $1.165 billion to $497.927 billion.

1As a percent of net assets
[2]Companies consisting of market capitalizations ranging from $2 billion to $20 billion.
[3]Companies consisting of market capitalizations less than $2 billion or greater than $20 billion.

Under normal circumstances, the Dreman Quantitative Mid Cap Value Fund (“Mid Cap Fund”) will invest at least 80% of its net assets in equity securities of medium capitalization companies which the Advisor defines as companies with market capitalizations ranging from $2 billion to $20 billion.

1As a percent of net assets

2Companies consisting of market capitalizations similar to those listed on the Russell 2000 Value Index. Under normal circumstances, the Dreman Quantitative Small Cap Value Fund (“Small Cap Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000 Value Index. At April 30, 2008, the Russell 2000 Value Index had a range of $10 million to $7.404 billion.

Availability of Portfolio Schedules - (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS' EXPENSES- (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Quantitative Large Cap Value Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$914.60	$7.38
Hypothetical (5% return before expenses)	$1,000.00	$1,017.15	$7.78

* Expenses are equal to the Large Cap Fund’s annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Dreman Quantitative Mid Cap Value Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$927.54	$7.91
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.28

* Expenses are equal to the Mid Cap Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Dreman Quantitative Small Cap Value Fund	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 – April 30, 2008
Actual	$1,000.00	$866.04	$8.13
Hypothetical (5% return before expenses)	$1,000.00	$1,016.15	$8.78

* Expenses are equal to the Small Cap Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year period).

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 97.70%	Shares	Value

Accident & Health Insurance - 0.97%
Assurant, Inc.	110	$ 7,150

Air Conditioning & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment - 1.01%
Trane, Inc.	160	7,442

Cable & Other Pay Television Services - 1.14%
Liberty Media Corp. - Capital Group - Class A (a)	70	1,076
Liberty Media Corp. - Entertainment Group - Class A (a)	280	7,266
		8,342

Commercial Printing - 0.83%
R.R. Donnelley & Sons Co.	200	6,128

Computer Storage Devices - 1.03%
Western Digital Corp. (a)	260	7,537

Crude Petroleum & Natural Gas - 7.19%
Anadarko Petroleum Corp.	110	7,322
Apache Corp.	70	9,428
Chesapeake Energy Corp.	190	9,823
Devon Energy Corp.	80	9,072
EnCana Corp.	110	8,889
Occidental Petroleum Corp.	100	8,321
		52,855

Drilling Oil & Gas Wells - 3.04%
ENSCO International, Inc.	120	7,648
Noble Corp.	130	7,316
Transocean, Inc. (a)	50	7,373
		22,337

Electric & Other Services Combined - 1.83%
Consolidated Edison, Inc.	160	6,656
Duke Energy Corp.	370	6,775
		13,431

Federal & Federally - Sponsored Credit Agencies - 3.10%
Federal Home Loan Mortgage Corp. (Freddie Mac)	460	11,459
Federal National Mortgage Association (Fannie Mae)	400	11,320
		22,779

Finance Lessors - 0.99%
American Capital Strategies Ltd.	230	7,302

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 97.70% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 9.27%
ACE Ltd.	120	$ 7,235
Allstate Corp.	150	7,554
American International Group, Inc.	130	6,006
Chubb Corp.	140	7,416
Cincinnati Financial Corp.	200	7,180
CNA Financial Corp.	220	5,898
Loews Corp.	150	6,316
Progressive Corp.	400	7,276
The Travelers Companies, Inc.	140	7,056
W.R. Berkley Corp.	240	6,166
		68,103

Gas & Other Services Combined - 0.92%
Sempra Energy	120	6,800

Hospital & Medical Service Plans - 0.81%
CIGNA Corp.	140	5,979

Household Appliances - 0.99%
Whirlpool Corp.	100	7,278

Industrial Trucks, Tractors, Trailors & Stackers - 1.14%
Terex Corp. (a)	120	8,362

Insurance Agents, Brokers & Service - 1.95%
Hartford Financial Services Group, Inc.	90	6,414
MetLife, Inc.	130	7,910
		14,324

Life Insurance - 0.95%
Lincoln National Corp.	130	6,989

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.11%
VF Corp.	110	8,182

Metal Mining - 3.38%
BHP Billiton Ltd. (b)	110	8,873
Freeport-McMoRan Copper & Gold, Inc.	70	7,962
Southern Copper Corp.	70	8,033
		24,868

Millwood, Veneer, Plywood & Structural Wood Members - 0.79%
Masco Corp.	320	5,827

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.96%
Eaton Corp.	80	7,027

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 97.70% - continued	Shares	Value

Motorcycles, Bicycles & Parts - 0.83%
Harley-Davidson, Inc.	160	$ 6,120

National Commercial Banks - 10.70%
Bank of America Corp.	190	7,133
Citigroup, Inc.	520	13,140
Comerica, Inc.	180	6,251
JPMorgan Chase & Co.	180	8,577
KeyCorp	320	7,722
PNC Financial Services Group, Inc.	120	8,322
SunTrust Banks, Inc.	120	6,690
U.S. Bancorp	240	8,134
Wachovia Corp.	200	5,830
Wells Fargo & Co.	230	6,842
		78,641

Newspapers: Publishing or Publishing & Printing - 0.78%
Gannett Co., Inc.	200	5,724

Office Machines - 0.98%
Pitney Bowes, Inc.	200	7,222

Oil & Gas Field Machinery & Equipment - 0.54%
National-Oilwell Varco, Inc. (a)	58	3,970

Oil & Gas Field Services - 0.96%
Schlumberger Ltd.	70	7,038

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.92%
PPG Industries, Inc.	110	6,751

Petroleum Refining - 6.82%
Chevron Corp.	80	7,692
ConocoPhillips	90	7,753
Exxon Mobil Corp.	80	7,446
Frontier Oil Corp.	190	4,721
Hess Corp.	80	8,496
Sunoco, Inc.	100	4,641
Tesoro Corp.	160	4,022
Valero Energy Corp.	110	5,373
		50,144

Pharmaceutical Preparations - 2.75%
Forest Laboratories, Inc. (a)	190	6,595
Pfizer, Inc.	300	6,033
Wyeth	170	7,560
		20,188

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 97.70% - continued	Shares	Value

Plastics, Foil & Coated Paper Bags - 1.10%
Celanese Corp. - Class A	180	$ 8,055

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.09%
Dow Chemical Co.	200	8,030

Railroads, Line-Haul Operating - 1.22%
Norfolk Southern Corp.	150	8,937

Retail - Auto & Home Supply Stores - 1.15%
AutoZone, Inc. (a)	70	8,452

Retail - Building Materials, Hardware, Garden Supply - 0.98%
The Sherwin-Williams Co.	130	7,192

Retail - Department Stores - 3.17%
J.C. Penney Co., Inc.	180	7,650
Kohl's Corporation (a)	170	8,304
Macy's, Inc.	290	7,334
		23,288

Retail - Family Clothing Stores - 1.01%
Nordstrom, Inc.	210	7,405

Retail - Lumber & Other Building Materials Dealers - 2.04%
Home Depot, Inc.	240	6,912
Lowe's Companies, Inc.	320	8,061
		14,973

Retail - Women's Clothing Stores - 0.98%
Limited Brands, Inc.	390	7,223

Rolling, Drawing, & Extruding of Nonferrous Metals - 0.99%
Alcoa, Inc.	210	7,304

Savings Institution, Federally Chartered - 4.92%
Washington Mutual, Inc.	2,940	36,133

Security Brokers, Dealers & Flotation Companies - 1.71%
Lehman Brothers Holdings, Inc.	120	5,309
Morgan Stanley	150	7,290
12,599

Services - Computer Integrated Systems Design - 0.95%
Computer Sciences Corp. (a)	160	6,974

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 97.70% - continued	Shares	Value

Special Industry Machinery - 1.00%
Lam Research Corp. (a)	180	$ 7,351

State Commercial Banks - 3.14%
Capital One Financial Corp.	160	8,480
Fifth Third Bancorp	290	6,215
M&T Bank Corp.	90	8,391
		23,086

Steel Pipe & Tubes - 0.84%
Allegheny Technologies, Inc.	90	6,195

Telephone Communications (No Radiotelephone) - 1.85%
Embarq Corp.	160	6,651
Windstream Corp.	590	6,927
		13,578

Television Broadcasting Stations - 0.88%
CBS Corp. - Class B	280	6,460

TOTAL COMMON STOCKS (Cost $761,152)		718,075

Money Market Securities - 2.67%
Huntington Money Market Fund, 1.38% (c)	19,623	19,623

TOTAL MONEY MARKET SECURITIES (Cost $19,623)		19,623

TOTAL INVESTMENTS (Cost $780,775) - 100.37%		$ 737,698

Liabilities in excess of other assets - (0.37)%		(2,713)

TOTAL NET ASSETS - 100.00%		$ 734,985

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 89.59%	Shares	Value

Accident & Health Insurance - 1.69%
PartnerRe Ltd.	50	$3,699
Reinsurance Group of America, Inc.	80	4,158
		7,857

Cable & Other Pay Television Services - 0.80%
Liberty Media Corp. - Capital Group - Class A (a)	40	615
Liberty Media Corp. - Entertainment Group - Class A (a)	120	3,114
		3,729

Carpets & Rugs - 0.82%
Mohawk Industries, Inc. (a)	50	3,810

Computer & Office Equipment - 0.74%
Lexmark International, Inc. - Class A (a)	110	3,453

Crude Petroleum & Natural Gas - 4.14%
Chesapeake Energy Corp.	90	4,653
Cimarex Energy Co.	90	5,607
St. Mary Land & Exploration Co.	90	3,935
Unit Corp. (a)	80	5,081
		19,276

Cutlery, Handtools & General Hardware - 0.93%
The Stanley Works	90	4,342

Deep Sea Foreign Transportation of Freight - 1.54%
Overseas Shipholding Group, Inc.	50	3,763
SEACOR Holdings, Inc. (a)	40	3,404
		7,167

Drilling Oil & Gas Wells - 4.92%
ENSCO International, Inc.	70	4,461
Helmerich & Payne, Inc.	90	4,837
Hercules Offshore, Inc. (a)	170	4,481
Patterson-UTI Energy, Inc.	200	5,588
Rowan Companies, Inc.	90	3,509
		22,876

Electronic Components & Accessories - 0.69%
Vishay Intertechnology, Inc. (a)	340	3,213

Finance Lessors - 1.59%
American Capital Strategies, Ltd.	110	3,493
Apollo Investment Corp.	240	3,883
		7,376

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.59% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 8.95%
American Financial Group, Inc.	140	$ 3,839
Arch Capital Group, Ltd. (a)	60	4,239
CNA Financial Corp.	110	2,949
Commerce Group, Inc.	100	3,644
Everest Re Group, Ltd.	40	3,614
Hanover Insurance Group, Inc.	90	4,039
HCC Insurance Holdings, Inc.	140	3,455
Philadelphia Consolidated Holding Corp. (a)	100	3,688
SAFECO Corp.	70	4,672
Transatlantic Holdings, Inc.	60	3,891
W.R. Berkley Corp.	140	3,597
		41,627

Hotels & Motels - 0.79%
Wyndham Worldwide Corp.	170	3,652

Household Appliances - 0.78%
Whirlpool Corp.	50	3,639

Industrial Trucks, Tractors, Trailors & Stackers - 0.90%
Terex Corp. (a)	60	4,181

Life Insurance - 3.40%
Genworth Financial, Inc. - Class A	160	3,690
Lincoln National Corp.	70	3,763
Nationwide Financial Services, Inc. - Class A	90	4,511
Protective Life Corp.	90	3,836
		15,800

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.91%
Phillips-Van Heusen Corp.	100	4,221

Metal Cans - 1.04%
Ball Corp.	90	4,840

Metalworking Machinery & Equipment - 0.85%
Black & Decker Corp.	60	3,938

Millwood, Veneer, Plywood, & Structural Wood Members - 0.74%
Masco Corp.	190	3,460

Miscellaneous Publishing - 0.16%
Idearc, Inc.	220	726

Motorcycles, Bicycles & Parts - 0.74%
Harley-Davidson, Inc.	90	3,443

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.59% - continued	Shares	Value

Motor Vehicle Parts & Accessories - 1.10%
TRW Automotive Holdings Corp. (a)	200	$ 5,112

National Commercial Banks - 5.78%
BB&T Corp.	120	4,115
Comerica, Inc.	90	3,126
KeyCorp	170	4,102
Marshall & Ilsley Corp.	159	3,972
Regions Financial Corp.	170	3,726
TCF Financial Corp.	210	3,654
Zions Bancorporation	90	4,171
		26,866

Newspapers: Publishing or Publishing & Printing - 0.68%
Gannett Co., Inc.	110	3,148

Oil & Gas Field Services - 1.99%
BJ Services Co.	170	4,806
Superior Energy Services, Inc. (a)	100	4,438
		9,244

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.96%
RPM International, Inc.	200	4,460

Personal Credit Institutions - 1.85%
Discover Financial Services	260	4,735
SLM Corp. (a)	210	3,891
		8,626

Petroleum Refining - 2.23%
Frontier Oil Corp.	90	2,237
Holly Corp.	80	3,318
Sunoco, Inc.	60	2,785
Tesoro Corp.	80	2,011
		10,351

Pharmaceutical Preparations - 0.75%
Forest Laboratories, Inc. (a)	100	3,471

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.11%
Eastman Chemical Co.	70	5,145

Plastics, Foil & Coated Paper Bags - 0.87%
Celanese Corp. - Class A	90	4,028

Primary Production of Aluminum - 1.04%
Century Aluminum Co. (a)	70	4,850

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.59% - continued	Shares	Value

Public Building & Related Furniture - 0.92%
Lear Corp. (a)	150	$ 4,285

Railroad Equipment - 0.98%
Trinity Industries, Inc.	150	4,560

Real Estate Agents & Managers (For Others) - 1.00%
Jones Lang LaSalle, Inc.	60	4,657

Retail - Auto Dealers & Gasoline Stations - 0.89%
AutoNation, Inc. (a)	260	4,163

Retail - Building Materials, Hardware, Garden Supply - 0.83%
The Sherwin-Williams Co.	70	3,872

Retail - Department Stores - 1.81%
Kohl's Corp. (a)	90	4,396
Macy's, Inc.	160	4,046
		8,442

Retail - Drug Stores and Proprietary Stores - 0.79%
Omnicare, Inc.	180	3,663

Retail - Eating Places - 2.10%
Brinker International, Inc.	210	4,765
Darden Restaurants, Inc.	140	4,981
		9,746

Retail - Family Clothing Stores - 1.51%
American Eagle Outfitters, Inc.	190	3,490
Nordstrom, Inc.	100	3,526
		7,016

Retail - Home Furniture, Furnishings & Equipment Stores - 0.98%
Bed Bath & Beyond, Inc. (a)	140	4,550

Retail - Variety Stores - 2.05%
Dollar Tree, Inc. (a)	160	5,056
Family Dollar Stores, Inc.	210	4,494
		9,550

Retail - Women's Clothing Stores - 0.88%
Limited Brands, Inc.	220	4,074

Savings Institution, Federally Chartered - 0.56%
Sovereign Bancorp, Inc. (a)	350	2,614

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.59% - continued	Shares	Value

Semiconductors & Related Devices - 1.54%
Integrated Device Technology, Inc. (a)	350	$ 3,742
ON Semiconductor Corp. (a)	460	3,436
		7,178

Services - Auto Rental & Leasing (No Drivers) - 1.32%
Ryder System, Inc.	90	6,162

Services - Help Supply Services - 1.01%
Manpower, Inc.	70	4,699

Special Industry Machinery - 0.79%
Lam Research Corp. (a)	90	3,676

State Commercial Banks - 2.38%
Capital One Financial Corp.	80	4,240
Colonial BancGroup, Inc.	300	2,442
Popular, Inc.	350	4,364
		11,046

Steel Pipe & Tubes - 0.74%
Allegheny Technologies, Inc.	50	3,442

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.00%
Commercial Metals Co.	130	4,048
Nucor Corp.	70	5,285
United States Steel Corp.	30	4,618
		13,951

Surety Insurance - 1.40%
Old Republic International Corp.	260	3,731
XL Capital Ltd. - Class A	80	2,791
		6,522

Telephone Communications (No Radiotelephone) - 1.50%
Embarq Corp.	80	3,326
Windstream Corp.	310	3,639
		6,965

Water Transportation - 0.98%
Tidewater, Inc.	70	4,565

Wholesale - Chemicals & Allied Products - 0.91%
Ashland, Inc.	80	4,242

Wholesale - Computers & Peripheral Equipment & Software - 0.84%
Ingram Micro, Inc. - Class A (a)	230	3,912

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.59% - continued	Shares	Value

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.86%
Anixter International, Inc. (a)	70	$ 3,988

Wholesale - Electronic Parts & Equipment - 0.62%
Avnet, Inc. (a)	110	2,881

Wholesale - Metals Service Centers & Offices - 0.92%
Reliance Steel & Aluminum Co.	70	4,255

TOTAL COMMON STOCKS (Cost $432,273)		416,603

Real Estate Investment Trusts - 7.11%
Apartment Investment & Management Co. - Class A	110	4,068
Developers Diversified Realty Corp.	100	4,295
Duke Realty Corp.	160	3,907
General Growth Properties, Inc.	100	4,096
Hospitality Properties Trust	110	3,535
Host Hotels & Resorts, Inc.	230	3,956
Liberty Property Trust	140	4,904
Mack-Cali Realty Corp.	110	4,292

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $36,030)		33,053

Money Market Securities - 3.43%
Huntington Money Market Fund, 1.38% (b)	15,940	15,940

TOTAL MONEY MARKET SECURITIES (Cost $15,940)		15,940

TOTAL INVESTMENTS (Cost $484,243) - 100.13%		$ 465,596

Liabilities in excess of other assets - (0.13)%		(603)

TOTAL NET ASSETS - 100.00%		$ 464,993

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments
April 30, 2008
(Unaudited)

Common Stocks - 89.63%	Shares	Value

Agricultural Products - Livestock & Animal Specialties - 1.18%
Cal-Maine Foods, Inc.	160	$ 4,728

Air Courier Services - 0.68%
ABX Holdings, Inc. (a)	1,020	2,734

Air Transportation, Scheduled - 0.76%
Republic Airways Holdings, Inc. (a)	180	3,035

Biological Products, (No Diagnostic Substances) - 0.98%
Enzon Pharmaceuticals, Inc. (a)	450	3,924

Broadwoven Fabric Mills, Man Made Fiber & Silk - 0.35%
Xerium Technologies, Inc.	830	1,403

Computer Peripheral Equipment - 0.90%
Immersion Corp. (a)	320	3,613

Crude Petroleum & Natural Gas - 1.30%
Swift Energy Co. (a)	100	5,214

Drilling Oil & Gas Wells - 6.05%
Bronco Drilling Company, Inc. (a)	290	4,988
Grey Wolf, Inc. (a)	760	4,765
Parker Drilling Co. (a)	550	4,411
Pioneer Drilling Co. (a)	340	5,552
Union Drilling, Inc. (a)	270	4,566
		24,282

Electric Housewares & Fans - 1.10%
Helen of Troy Ltd. (a)	260	4,397

Electric Services - 0.90%
Portland General Electric Co.	150	3,600

Finance Services - 2.66%
Global Cash Access Holdings, Inc. (a)	740	4,573
MCG Capital Corp.	360	2,758
TICC Capital Corp.	460	3,349
		10,680

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.63% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 10.30%
Amerisafe, Inc. (a)	280	$ 3,993
Argo Group International Holdings, Ltd. (a)	100	3,582
EMC Insurance Group, Inc.	170	4,964
Employers Holdings, Inc.	250	4,770
RLI Corp.	80	3,840
Safety Insurance Group, Inc.	110	3,949
Seabright Insurance Holdings (a)	290	4,501
United America Indemnity Ltd. - Class A (a)	220	3,401
United Fire & Casualty Co.	140	4,613
Zenith National Insurance Corp.	100	3,714
		41,327

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 1.00%
JAKKS Pacific, Inc. (a)	170	3,993

Gaskets, Packaging & Sealing Devices & Rubber & Plastic Hose - 1.18%
EnPro Industries, Inc. (a)	130	4,719

Hotels & Motels - 1.12%
Sunstone Hotel Investors, Inc.	240	4,483

Industrial Trucks, Tractors, Trailors & Stackers - 0.90%
NACCO Industries, Inc. - Class A	40	3,596

Life Insurance - 3.30%
American Equity Investment Life Holding Co.	510	4,921
IPC Holdings, Ltd.	140	4,075
Presidential Life Corp.	250	4,240
		13,236

Machine Tools, Metal Cutting Types - 1.04%
Hardinge, Inc.	250	4,170

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.60%
Perry Ellis International, Inc. (a)	280	6,395

Metal Forgings & Stampings - 0.75%
Park-Ohio Holdings Corp. (a)	180	3,002

Miscellaneous Manufacturing Industries - 0.87%
Ceradyne, Inc. (a)	90	3,506

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.63% - continued	Shares	Value

Mortgage Bankers & Loan Correspondents - 0.96%
Ocwen Financial Corp. (a)	780	$ 3,853

National Commercial Banks - 1.65%
Community Bancorp (a)	250	2,775
Hanmi Financial Corp.	510	3,565
National Penn Bancshares, Inc.	16	267
		6,607

Newspapers: Publishing or Publishing & Printing - 0.39%
Sun-Times Media Group, Inc. - Class A (a)	2,170	1,562

Nonferrous Foundries (Castings) - 1.26%
Superior Essex, Inc. (a)	170	5,054

Oil & Gas Field Machinery & Equipment - 2.84%
GulfMark Offshore, Inc. (a)	90	5,382
Oil States International, Inc. (a)	120	6,007
		11,389

Oil & Gas Field Services - 3.23%
Allis-Chalmers Energy, Inc. (a)	290	4,649
Basic Energy Services, Inc. (a)	190	4,408
Cal Dive International, Inc. (a)	320	3,901
		12,958

Pharmaceutical Preparations - 2.84%
Emergent Biosolutions, Inc. (a)	840	7,904
Tiens Biotech Group (USA), Inc. (a)	1,790	3,473
		11,377

Poultry Slaughtering and Processing - 1.25%
Sanderson Farms, Inc.	120	5,000

Prefabricated Metal Buildings & Components - 0.84%
NCI Building Systems, Inc. (a)	140	3,380

Pulp Mills - 0.90%
Mercer International, Inc. (a)	540	3,623

Radio & TV Broadcasting & Communications Equipment - 0.91%
Arris Group, Inc. (a)	450	3,645

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.63% - continued	Shares	Value

Radiotelephone Communications - 0.80%
USA Mobility, Inc. (a)	450	$ 3,213

Real Estate Agents & Managers (For Others) - 1.05%
Bluegreen Corp. (a)	600	4,218

Retail - Auto Dealers & Gasoline Stations - 2.89%
Asbury Automotive Group, Inc.	290	4,829
Delek US Holdings, Inc.	210	2,316
Sonic Automotive, Inc. - Class A	220	4,464
		11,609

Retail - Grocery Stores - 1.06%
Winn-Dixie Stores, Inc. (a)	240	4,255

Retail - Miscellaneous Shopping Goods Stores - 0.73%
Books-A-Million, Inc.	360	2,916

Retail - Women's Clothing Stores - 2.27%
Cato Corp. - Class A	270	4,371
The Dress Barn, Inc. (a)	350	4,711
		9,082

Rolling, Drawing, & Extruding of Nonferrous Metals - 2.65%
Encore Wire Corp.	270	6,102
Mueller Industries, Inc.	140	4,532
		10,634

Services - Business Services - 0.58%
SAVVIS, Inc. (a)	160	2,344

Services - Computer Processing & Data Preparation - 0.91%
CSG Systems International, Inc. (a)	300	3,630

Services - Computer Programming, Data Processing, Etc. - 0.96%
United Online, Inc.	360	3,845

Services - Help Supply Services - 0.94%
Kforce, Inc. (a)	460	3,786

Services - Miscellaneous Health & Allied Services - 1.27%
American Dental Partners, Inc. (a)	440	5,104

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

Common Stocks - 89.63% - continued	Shares	Value

Services - Specialty Outpatient Facilities - 0.98%
HEALTHSOUTH Corp. (a)	200	$ 3,934

Short-Term Business Credit Institutions - 1.69%
ASTA Funding, Inc.	170	2,426
Nelnet, Inc. - Class A	340	4,349
		6,775

Special Industry Machinery - 1.23%
Asyst Technologies, Inc. (a)	1,380	4,940

State Commercial Banks - 6.76%
Center Financial Corp.	340	3,539
First Regional Bancorp (a)	230	3,416
Greene Bancshares, Inc.	210	4,206
Mercantile Bank Corp.	14	139
Royal Bancshares of Pennsylvania, Inc. - Class A	380	4,123
Taylor Capital Group, Inc.	230	3,432
W Holding Co., Inc.	3,610	3,827
Wilshire Bancorp, Inc.	540	4,450
		27,132

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.05%
Universal Stainless & Alloy Products, Inc. (a)	110	4,209

Sugar & Confectionery Products - 0.91%
Imperial Sugar Co.	230	3,627

Surety Insurance - 1.02%
NYMAGIC, Inc.	180	4,095

Truck & Bus Bodies - 0.84%
Miller Industries, Inc. (a)	300	3,384

Trucking (No Local) - 1.97%
Arkansas Best Corp.	200	7,896

Wholesale - Metals Service Centers & Offices - 1.08%
A.M. Castle & Co.	140	4,327

TOTAL COMMON STOCKS (Cost $405,130)		359,440

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2008
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 7.59%
Ashford Hospitality Trust	590	$ 3,416
First Industrial Realty Trust, Inc.	120	3,625
Gramercy Capital Corp.	190	3,610
Hersha Hospitality Trust	450	4,284
National Health Investors, Inc.	140	4,283
Pennsylvania Real Estate Investment Trust	140	3,525
Ramco-Gershenson Properties Trust	190	4,269
Winthrop Realty Trust	790	3,437

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $37,498)		30,449

Rights - 0.01%
MCG Capital Corp. Rights	51	38
Winthrop Realty Trust Rights, $4.27, expiring 05/12/2008	79	-

TOTAL RIGHTS (Cost $0)		38

Money Market Securities - 2.69%
Huntington Money Market Fund, 1.38% (b)	10,804	10,804

TOTAL MONEY MARKET SECURITIES (Cost $10,804)		10,804

TOTAL INVESTMENTS (Cost $453,432) - 99.92%		$ 400,731

Other assets less liabilities - 0.08%		308

TOTAL NET ASSETS - 100.00%		$ 401,039

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2008.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Statements of Assets and Liabilities
April 30, 2008
(Unaudited)
	Dreman	Dreman	Dreman
	Quantitative	Quantitative	Quantitative
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Assets:
Investments in securities
At cost	$ 780,775	$ 484,243	$ 453,432
At value	$ 737,698	$ 465,596	$ 400,731

Receivable for investments sold	36	-	-
Interest receivable	18	13	10
Dividends receivable	703	335	349
Receivable from advisor (a)	25,137	27,869	29,199
Prepaid expenses	2,091	2,086	2,091
Total assets	765,683	495,899	432,380

Liabilities:
Payable to administrator, fund accountant and transfer agent	17,445	17,447	17,435
Payable to custodian	759	490	763
Accrued trustee expenses	1,178	1,178	1,178
Other accrued expenses	11,316	11,791	11,965
Total liabilities	30,698	30,906	31,341

Net Assets:	$ 734,985	$ 464,993	$ 401,039

Net Assets consist of:
Paid in capital	$ 766,631	$ 517,471	$ 509,051
Accumulated undistributed net investment income (loss)	1,861	769	(367)
Accumulated undistributed net realized gain (loss) on investments	9,570	(34,600)	(54,944)
Net unrealized appreciation (depreciation) on investments	(43,077)	(18,647)	(52,701)

Net Assets:	$ 734,985	$ 464,993	$ 401,039

Shares outstanding
(unlimited number of shares authorized)	75,438	52,023	51,154

Net asset value and offering
price per share	$ 9.74	$ 8.94	$ 7.84

Redemption Price per share (Net Asset Value * 99%) (b)	$ 9.64	$ 8.85	$ 7.76

(a) See Note 3 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than one year.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Statements of Operations
For the six months ended April 30, 2008
(Unaudited)

	Dreman	Dreman	Dreman
	Quantitative	Quantitative	Quantitative
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Investment Income
Dividend income (Net of withholding tax of $29, $29, and $0, respectively)	$ 9,071	$ 5,358	$ 4,404
Interest income	54	43	57
Total Income	9,125	5,401	4,461

Expenses
Investment advisor fee (a)	2,730	1,899	1,892
12b-1 expense	910	558	498
Administration expenses	15,665	15,665	15,665
Fund accounting expenses	12,432	12,432	12,432
Transfer agent expenses	10,343	10,343	10,343
Legal expenses	5,968	5,968	5,968
Trustee expenses	5,786	5,786	5,786
Auditing expenses	5,469	5,469	5,469
Pricing expenses	4,475	6,117	5,520
CCO expenses	2,386	2,386	2,386
Custodian expenses	1,791	2,791	4,291
Registration expenses	994	994	994
Miscellaneous expenses	249	249	249
Printing expenses	49	49	49
Total Expenses	69,247	70,706	71,542
Expenses waived and reimbursed by advisor (a)	(56,461)	(60,228)	(61,324)
12b-1 fees waived by advisor (a)	(910)	(558)	(498)
Expenses waived by Administrator	(6,234)	(6,234)	(6,234)
Net operating expenses	5,642	3,686	3,486
Net Investment Income	3,483	1,715	975

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	9,724	(34,597)	(49,164)
Change in unrealized (depreciation) on	(80,864)	(2,539)	(12,803)
investment securities
Net realized and unrealized (loss) on investment securities	(71,140)	(37,136)	(61,967)
Net decrease in net assets resulting from operations	$ (67,657)	$ (35,421)	$ (60,992)

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Statements of Changes in Net Assets

	Dreman
	Quantitative
	Large Cap
	Value Fund

	Six months ended
	April 30, 2008	Period ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2007(a)
Operations:
Net investment income	$ 3,483	$ 3,182
Net realized gain (loss) on investment securities	9,724	18,344
Change in unrealized appreciation (depreciation) on investment securities	(80,864)	37,787
Net increase (decrease) in net assets resulting from operations	(67,657)	59,313
Distributions:
From net investment income	(4,804)	-
From net realized gain	(18,498)	-
Total distributions	(23,302)	-
Capital Share Transactions:
Proceeds from shares sold	6,428	737,727
Reinvestment of distributions	23,301	-
Amount paid for shares repurchased	-	(825)
Net increase in net assets resulting
from share transactions	29,729	736,902
Total Increase (Decrease) in Net Assets	(61,230)	796,215

Net Assets:
Beginning of period	796,215	-

End of period	$ 734,985	$ 796,215

Accumulated undistributed net
investment income included
in net assets at end of period	$ 1,861	$ 3,182

Capital Share Transactions:
Shares sold	664	72,535
Shares issued in reinvestment of distributions	2,319	-
Shares repurchased	-	(80)

Net increase from capital share transactions	2,983	72,455

(a) For the period April 3, 2007 (commencement of operations) through October 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Statements of Changes in Net Assets

	Dreman
	Quantitative
	Mid Cap
	Value Fund

	Six months ended
	April 30, 2008	Period ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2007(a)
Operations:
Net investment income	$ 1,715	$ 1,499
Net realized gain (loss) on investment securities	(34,597)	8,542
Change in unrealized appreciation (depreciation)	(2,539)	(16,108)
Net decrease in net assets resulting from operations	(35,421)	(6,067)
Distributions:
From net investment income	(2,445)	-
From net realized gain	(8,545)	-
Total distributions	(10,990)	-
Capital Share Transactions:
Proceeds from shares sold	6,428	500,850
Reinvestment of distributions	10,990	-
Amount paid for shares repurchased	-	(797)
Net increase in net assets resulting
from share transactions	17,418	500,053
Total Increase (Decrease) in Net Assets	(28,993)	493,986

Net Assets:
Beginning of period	493,986	-

End of period	$ 464,993	$ 493,986

Accumulated undistributed net
investment income included in
net assets at end of period	$ 769	$ 1,499

Capital Share Transactions:
Shares sold	770	50,082
Shares issued in reinvestment of distributions	1,253	-
Shares repurchased	-	(82)

Net increase from capital share transactions	2,023	50,000

(a) For the period April 3, 2007 (commencement of operations) through October 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Statements of Changes in Net Assets

	Dreman
	Quantitative
	Small Cap
	Value Fund

	Six months ended
	April 30, 2008	Period ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2007(a)
Operations:
Net investment income	$ 975	$ 1,213
Net realized loss on investment securities	(49,164)	(5,780)
Change in unrealized appreciation (depreciation)	(12,803)	(39,898)
Net decrease in net assets resulting from operations	(60,992)	(44,465)
Distributions:
From net investment income	(2,555)	-
Total distributions	(2,555)	-
Capital Share Transactions:
Proceeds from shares sold	6,428	500,825
Reinvestment of distributions	2,555	-
Amount paid for shares repurchased	-	(757)
Net increase in net assets resulting
from share transactions	8,983	500,068
Total Increase (Decrease) in Net Assets	(54,564)	455,603

Net Assets:
Beginning of period	455,603	-

End of period	$ 401,039	455,603

Accumulated undistributed net investment
income (loss) included in net assets
at end of period	$ (367)	$ 1,213

Capital Share Transactions:
Shares sold	837	50,080
Shares issued in reinvestment of distributions	317	-
Shares repurchased	-	(80)

Net increase from capital share transactions	1,154	50,000

(a) For the period April 3, 2007 (commencement of operations) through October 31, 2007.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Large Cap
	Value Fund

	Six months
	ended	Period ended
	April 30, 2008 (Unaudited)	October 31, 2007

Selected Per Share Data
Net asset value, beginning of period	$ 10.99	$ 10.00
Income from investment operations
Net investment income	0.05	0.04
Net realized and unrealized gain (loss)	(0.98)	0.95
Total from investment operations	(0.93)	0.99
Less distributions to Shareholders:
From net investment income	(0.07)	-
From net realized gain	(0.25)	-
Total distributions	(0.32)	-

Paid in capital from redemption fees	-	-

Net asset value, end of period	$ 9.74	$ 10.99

Total Return (c) (d)	-8.54%	9.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 735	$ 796
Ratio of expenses to average net assets (e) (f)	1.55%	1.55%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	19.03%	21.91%
Ratio of net investment income to
average net assets (e) (f)	0.96%	0.82%
Ratio of net investment income to average
net assets before waiver & reimbursement (e)	(16.52)%	(19.54)%
Portfolio turnover rate	69.85%	77.29%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Mid Cap
	Value Fund

	Six months
	ended	Period ended
	April 30, 2008 (Unaudited)	October 31, 2007(a)

Selected Per Share Data
Net asset value, beginning of period	$ 9.88	$ 10.00
Income from investment operations
Net investment income	0.03	0.03
Net realized and unrealized (loss)	(0.75)	(0.15)
Total from investment operations	(0.72)	(0.12)
Less distributions to Shareholders:
From net investment income	(0.05)	-
From net realized gain	(0.17)	-
Total distributions	(0.22)	-

Paid in capital from redemption fees	-	- (b)

Net asset value, end of period	$ 8.94	$ 9.88

Total Return (c) (d)	-7.25%	-1.20%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 465	$ 494
Ratio of expenses to average net assets (e) (f)	1.65%	1.65%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	31.66%	29.40%
Ratio of net investment income to
average net assets (e) (f)	0.77%	0.51%
Ratio of net investment income to average
net assets before waiver & reimbursement (e)	(29.24)%	(27.23)%
Portfolio turnover rate	55.55%	75.44%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.

(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.

(e) Annualized.

(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Small Cap
	Value Fund

	Six months
	ended	Period ended
	April 30, 2008 (Unaudited)	October 31, 2007(a)

Selected Per Share Data
Net asset value, beginning of period	$ 9.11	$ 10.00
Income from investment operations
Net investment income	0.02	0.02
Net realized and unrealized (loss)	(1.24)	(0.91)
Total from investment operations	(1.22)	(0.89)
Less distributions to Shareholders:
From net investment income	(0.05)	-
Total distributions	(0.05)	-

Paid in capital from redemption fees	-	-(b)

Net asset value, end of period	$ 7.84	$ 9.11

Total Return (c) (d)	-13.40%	-8.90%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 401	$ 456
Ratio of expenses to average net assets (e) (f)	1.75%	1.75%
Ratio of expenses to average net assets
before waiver & reimbursement (e)	35.95%	30.57%
Ratio of net investment income to
average net assets (e) (f)	0.49%	0.43%
Ratio of net investment income to average
net assets before waiver & reimbursement (e)	(33.71)%	(28.40)%
Portfolio turnover rate	61.98%	97.51%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.
(b) Redemption fees resulted in less than $0.005 per share.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2008

(Unaudited)

NOTE 1.	ORGANIZATION

Dreman Quantitative Large Cap Value Fund (“Large Cap Value Fund”), Dreman Quantitative Mid Cap Value Fund (“Mid Cap Value Fund”), and Dreman Quantitative Small Cap Value Fund (“Small Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Dreman Contrarian Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on July 31, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.” Each Fund commenced operations as a separate series (each, a “Predecessor Fund”) of the Unified Series Trust. Each Fund commenced operations on April 3, 2007. On January 22, 2008, each Predecessor Fund was reorganized as a new portfolio of the Trust. The investment objective of the Large Cap Value Fund is total return. The investment objective of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

market validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Futures Contracts - The Funds may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Accounting for Uncertainty in Income Taxes – The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the period ended April 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages the Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2008, the Advisor earned fees, before the waiver described below, of $2,730, $1,899, and $1,892 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses do not exceed 1.55%, 1.65% and 1.75% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, through October 31, 2009. Excluding the voluntary reimbursement by the Advisor of each Fund’s 12b-1 expenses described below, for the six months ended April 30, 2008, the Advisor waived management fees and reimbursed expenses of $56,461, $60,228, and $61,324 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. As of April 30, 2008, the Advisor owed $25,137, $27,869 and $29,199 to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

The Advisor is entitled to recoup from each Fund amounts waived or reimbursed for a period up to three years from the date such amounts were waived or reimbursed, provided the applicable Fund’s expenses, including such amounts, do not exceed the stated expense limitations. Amounts of $78,484, $81,352, and $81,416 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively, are subject to repayment by the Funds to the Advisor no later than October 31, 2010. Amounts of $56,461, $60,228 and $61,324 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively, may be subject to potential repayment by the Funds to the Advisor no later than October 31, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. For the six months ended April 30, 2008, Unified received fees of $15,665, $15,665 and $15,665 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. As of April 30, 2008, the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund owed $8,165, $8,165 and $8,165, respectively to Unified for administrative services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the six months ended April 30, 2008, Unified received transfer agent fees of $9,000, $9,000 and $9,000 for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively and $1,343, $1,343 and $1,343 for reimbursement of out-of-pocket expenses from the Large Cap Value Fund, Mid Cap Value

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Fund and Small Cap Fund, respectively. As of April 30, 2008, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund owed $2,681, $2,684, and $2,671, respectively, to Unified for transfer agency services and reimbursement of out-of-pocket expenses. For the six months ended April 30, 2008, Unified received fees of $12,432, $12,432 and $12,432 for fund accounting services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. As of April 30, 2008, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund owed $6,599, $6,599, and $6,599, respectively, to Unified for fund accounting services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”) and the parent company of the principal distributor of the Funds. For the six months ended April 30, 2008, the Custodian earned fees of $5,786, $5,786 and $5,786 for custody services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. As of April 30, 2008, the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund owed $759, $490, and $763, respectively, to the Custodian for custody services.

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. There were no payments made by the Funds to the Distributor for the six months ended April 30, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the six months ended April 30, 2008, the Advisor was entitled to fees of $910, $558 and $498 for services provided to the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS - continued

As of April 30, 2008, the net unrealized depreciation of investments for tax purposes was as follows:

At April 30, 2008, the aggregate cost of securities for federal income tax purposes were $780,775, $484,243, and $453,432 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2008, the following owned the Funds:

David N. Dreman owned 86.32%, 80.30% and 80.33% of the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively. Dreman Value Management, LLC owned 13.68%, 19.70% and 19.67% of the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively. David N. Dreman is President of the Advisor. As a result, David N. Dreman may be deemed to control each of the Funds.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

Large Cap Value Fund. On December 18, 2007, the Large Cap Value Fund paid an income distribution of $0.0663 per share or $4,804, and a short-term capital gain distribution of $0.2553 per share or $18,498 to shareholders of record on December 17, 2007.

Mid Cap Value Fund. On December 18, 2007, the Mid Cap Value Fund paid an income distribution of $0.0489 per share or $2,445, and short-term and long-term capital gain distributions totaling $0.1709 per share or $8,545, and a short-term capital gain distribution of $0.1536 per share to shareholders of record on December 17, 2007.

Small Cap Value Fund. On December 18, 2007, the Small Cap Value Fund paid an income distribution of $0.0511 per share or $2,555, to shareholders of record on December 17, 2007.

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2008 – continued

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

As of October 31, 2007, the Funds’ most recent fiscal year-end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the Large Cap Value Fund.

NOTE 8. CAPITAL LOSS CARRYFORWARD

At October 31, 2007 the Small Cap Value Fund had available for federal tax purposes an unused capital loss carryforward of $5,780 which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration	Amount
2015	$5,780

APPROVAL OF MANAGEMENT AGREEMENT

(UNAUDITED)

The Board of Trustees of the Trust approved a new management agreement (the “Agreement”) with the Advisor, on behalf of the Funds, on August 15, 2007. In doing so, the Board considered information provided by the Advisor and considered reasonably necessary by the Board to reach its conclusion. The Board carefully considered this information and was advised by legal counsel to the Funds and legal counsel to the Trustees who are not interested persons of the Trust or interested parties to the Agreement (the “Independent Trustees”). The Board reviewed numerous factors with respect to the Funds. In considering whether the compensation to be paid under the Agreement was fair and reasonable, the Board reviewed, among other things, the following factors:

•	The services to be provided under the Agreement;
•	The requirements of the Funds for the services to be provided by the Advisor;
•	The quality of services that had been provided by the Advisor to the Funds’ predecessors prior to the reorganizations;
•	The fees paid by similar funds for similar services;
•	The Advisor’s commitment to operating the Funds at competitive expense levels;
•	The capabilities and financial condition of the Advisor;
•	Current economic and industry trends; and
•	The historical relationship between the Funds and the Advisor.

The Board considered the fact that the Advisor had contractually agreed to waive its fees and reimburse expenses, excluding certain specified items, in order to maintain expenses at certain competitive levels.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds, would be consistent with the best interest of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of the Funds, on the basis of the forgoing review and discussions and the following considerations, among others:

•

The fairness and reasonableness of the investment advisory fee payable to the Advisor under the Agreement in light of the investment advisory services to be provided, the costs of these services and the comparability of the fees to be paid to the fees paid by other investment companies;

•

The nature, quality and extent of the investment advisory services to or be provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Funds’ predecessors;

•	The Advisor's entrepreneurial commitment to the management of the Funds;

•	The Advisor's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Advisor.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission's website at www.sec.gov.

TRUSTEES

Brian R. Bruce

Robert B. Grossman

Robert A. Miller

OFFICERS

David N. Dreman

John C. Swhear, Acting Chief Executive Officer

William J. Murphy, Treasurer

Clifton Hoover, Jr., Secretary

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE

Item 3. Audit Committee Financial Expert.NOT APPLICABLE

Item 4. Principal Accountant Fees and Services.NOT APPLICABLE

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)     Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not Applicable

(a)(2)     Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the

     Investment Company Act of 1940 are filed herewith.

(a)(3)     Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)     Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant___Dreman Contrarian Funds

By
* /s/ John Swhear ______________________

John Swhear, Acting Chief Executive Officer

Date___7/9/08___________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

___ __/s/ John Swhear__

John Swhear, Acting Chief Executive Officer

Date___7/9/08___________

By

______/s/ William Murphy_________________

     William Murphy, Treasurer

Date___7/9/08__________